Interest Income and Expense (Tables)	12 Months Ended
Oct. 31, 2020
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Summary of Interest Income and Expense by Basis of Accounting Classification

The following table presents interest income and interest expense by basis of accounting measurement. Refer to Note 2 for the type of instruments measured at amortized cost and FVOCI.

Interest Income and Expense
(millions of Canadian dollars)	For the years ended
	October 31, 2020		October 31, 2019
	Interest income	Interest expense	Interest income	Interest expense
Measured at amortized cost[1]	$30,981	$6,547	$31,663	$11,294

Measured at FVOCI	1,543	–	3,165	–
	32,524	6,547	34,828	11,294

Not measured at amortized cost or FVOCI[2]	3,123	3,489	7,171	6,774
Total	$35,647	$10,036	$41,999	$18,068

[1]	Includes interest expense on lease liabilities for the year ended October 31, 2020 of $153 million, upon adoption of IFRS 16 on November 1, 2019.
[2]	Includes interest income, interest expense, and dividend income for financial instruments that are measured or designated at FVTPL and equities designated at FVOCI.